Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets available for benefits per the Statements of Net Assets Available for Benefits	$ 15,236,346	$ 14,349,695
Difference between contract value and fair value on fully benefit-responsive contracts (a)	(97,742)	(209,715)
Net Assets available for benefits per the Form 5500	$ 15,138,604	$ 14,139,980